Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Schedule of Non-Current Trade and Other Receivables

Million US dollar	31 December 2021	31 December 2020
Cash deposits for guarantees	168	184
Loans to customers	17	25
Tax receivable, other than income tax	116	99
Brazilian tax credits and interest receivables	960	997
Trade and other receivables	319	357

Non-current trade and other receivables	1 580	1 661

Trade receivables and accrued income	3 465	3 284
Interest receivables	18	4
Tax receivable, other than income tax	593	552
Loans to customers	99	117
Prepaid expenses	350	354
Other receivables	521	522

Current trade and other receivables	5 046	4 833

Schedule of Trade Receivables and Other Receivables	The ageing of the current trade receivables and accrued income, interest receivable, other receivables and current and non-current
loans to customers can be detailed as follows for 2021 and 2020 respectively:

	Net carrying amount as of 31 December 2021	Of which: neither impaired nor past due on the reporting date	Of which not impaired as of the reporting date and past due
			Less than 30 days	Between 30 and 59 days	Between 60 and 89 days	More than 90 days
Trade receivables and accrued income	3 465	3 223	164	62	11	5
Loans to customers	117	83	2	2	31	—
Interest receivable	18	18	—	—	—	—
Other receivables	521	513	2	1	2	3
	4 120	3 836	167	65	44	8

	Net carrying amount as of 31 December 2020	Of which: neither impaired nor past due on the reporting date	Of which not impaired as of the reporting date and past due
			Less than 30 days	Between 30 and 59 days	Between 60 and 89 days	More than 90 days
Trade receivables and accrued income	3 285	3 074	155	37	10	8
Loans to customers	142	86	3	2	50	—
Interest receivable	4	4	—	—	—	—
Other receivables	522	416	2	16	5	83

	3 953	3 580	161	55	66	91